Trade receivables and other assets	3 Months Ended
Mar. 31, 2022
Trade receivables and other assets.
Trade receivables and other assets

8 Trade receivables and other assets

in EUR k	Mar 31, 2022	Dec 31, 2021
Non‑current
Other assets - Rental deposits	2,922	2,922
Other assets – Others	50	50
	2,972	2,972
Current
Trade receivables, net	18,209	21,065
Contract assets, net	2,916	3,272
Other assets	5,443	5,453
	26,568	29,790
Total non-current and current trade receivables and other assets	29,540	32,762

Other non-current assets

The non-current portion of other assets mainly include cash deposits of EUR 2,250k used to secure a bank guarantee of EUR 3,000k relating to the leases of Rostock headquarters building, cash deposits of EUR 193k, used to secure a bank guarantee of EUR 257k, relating to the leases of Berlin office and EUR 190k for the leases of certain plant and machineries. It also includes the non-current part of the consideration receivable for the sale of the Laboratory Process Consulting GmbH for EUR 50k.

Trade receivables and contract assets

Trade receivables are non-interest bearing and are generally due in 30 to 90 days. In general, portfolio-based expected credit loss allowances are recognized on trade receivables and contract assets. The outstanding gross COVID-19 related accounts receivables balance as at March 31, 2022 is EUR 8,013k (December 31, 2021: EUR 8,263k).

in EUR k	Mar 31, 2022	Dec 31, 2021
Not past due	9,355	17,978
Past due 1-30 days	2,743	1,476
Past due 31-90 days	6,487	2,596
Past due more than 90 days	8,403	8,004
Total gross amount of trade receivables and contract assets	26,988	30,054

Expected credit loss rate
Not past due	1.5%	0.9%
Past due 1-30 days	6.9%	7.7%
Past due 31-90 days	4.8%	11.7%
Past due more than 90 days	62.1%	64.1%
Expected credit loss rate on total gross trade receivables and contract assets	21.7%	19.0%

Expected credit loss	5,863	5,717

The addition to the allowance for expected credit losses amounts to EUR 146k, which was included in the impairment of financial assets in the profit and loss account (the three months ended March 31, 2021: EUR 95k).

Other current assets

The current assets include VAT receivables of EUR 346k (December 31, 2021: EUR 253k), prepaid expenses of EUR 3,128k (December 31, 2021: EUR 3,346k), receivables related to exercised share-based payment grants of EUR 185k (December 31, 2021: EUR 116k), receivables related to COVID-19 bank or credit card transactions of EUR nil (December 31, 2021: EUR 612k), as well as receivables from grants of EUR 173k (December 31, 2021: EUR nil).